INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2018
INTANGIBLE ASSETS
Schedule of intangible assets acquired

The intangible assets acquired in the six and three-month periods ended June 30 included the following:

	Six-month period		Three-month period
	2018	2017	2018	2017

Telecommunications licenses, frequencies and permissions	490	317	90	312
Software	112	80	72	37
Other intangible assets	22	2	2	—

Total intangible assets acquired	624	399	164	349

Schedule of movement in goodwill for the Group, per cash generating unit

The movement in goodwill for the Group, per cash generating unit (“CGU”), consisted of the following for the six-month period ended June 30, 2018:

CGU	June 30, 2018	Currency translation	December 31, 2017

Russia	2,235	(199)	2,434
Algeria	1,308	(32)	1,340
Pakistan	222	(22)	244
Kazakhstan	172	(5)	177
Kyrgyzstan	130	2	128
Uzbekistan	47	1	46
Armenia	25	—	25

Total	4,139	(255)	4,394